CARILLON SERIES TRUST
Carillon Reams Core Bond Fund
Carillon Reams Core Plus Bond Fund
Carillon Reams Unconstrained Bond Fund
SUPPLEMENT DATED AUGUST 24, 2023
TO THE PROSPECTUS AND SUMMARY
PROSPECTUSES DATED MARCH 1, 2023
Effective immediately, the following changes are made to the Prospectus and Summary Prospectuses of the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund, as applicable:
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Bond Fund – Principal Investment Strategies” section on page 43 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to‑be‑announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Bond Fund – Principal Investment Strategies” section on page 43 of the Prospectus, the following is added between the seventh and eighth sentences of the second paragraph:
CLOs are a type of securitized debt ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Core Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Core Bond Fund - Principal Risks” section on page 44 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.

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Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Plus Bond Fund – Principal Investment Strategies” section on page 51 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The bonds in which the fund may invest also include other fixed income instruments such as debt securities, to‑be‑announced securities, collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Core Plus Bond Fund – Principal Investment Strategies” section on page 51 of the Prospectus, the following is added between the ninth and tenth sentences of the first paragraph:
CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Core Plus Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Core Plus Bond Fund - Principal Risks” section on page 52 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.

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Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Unconstrained Bond Fund – Principal Investment Strategies” section on page 59 of the Prospectus, the second sentence of the first paragraph is deleted and replaced with the following:
The fixed income instruments in which the fund may invest can be of varying maturities and include bonds, debt securities, mortgage- and asset-backed securities (including to‑be‑announced securities), collateralized loan obligations (“CLOs”) and other similar instruments issued by various U.S. and non‑U.S. public- or private-sector entities.
In the “Principal Investment Strategies” section on page 2 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries – Carillon Reams Unconstrained Bond Fund – Principal Investment Strategies” section on page 59 of the Prospectus, the following is added between the ninth and tenth sentences of the second paragraph:
CLOs are a type of securitized debt, ordinarily issued by a trust or other special purpose entity, and are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade.
In the “Principal Risks” section on page 3 of the Carillon Reams Unconstrained Bond Fund’s Summary Prospectus and the “Summaries - Carillon Reams Unconstrained Bond Fund - Principal Risks” section on page 60 of the Prospectus, the following paragraph is added immediately after the paragraph regarding callable securities risk.

•
Collateralized loan obligations (“CLOs”) risk is the risk that CLOs may expose the fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk. In addition to these risks, CLOs may also carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that the fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that the CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs may be difficult to value and may be highly leveraged, which could make them highly volatile.

In the “Additional Information Regarding Investment Strategies—Carillon Reams Core Bond Fund” section on page 68 of the Prospectus, the second sentence of the second paragraph is deleted and replaced with the following:
The fund may also invest in the following types of bonds: short-term fixed income securities; fixed-income securities with call features; U.S. Government securities; corporate debt securities, including convertible securities and corporate commercial paper;

mortgage-backed and other asset-backed securities (including to‑be‑announced securities); collateralized loan obligations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.
In the “Additional Information Regarding Investment Strategies—Carillon Reams Core Plus Bond Fund” section on page 69 of the Prospectus, the second sentence of the second paragraph is deleted and replaced with the following:
The fund may also invest in the following types of bonds: short-term fixed income securities; fixed-income securities with call features; U.S. Government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities (including to‑be‑announced securities); collateralized loan obligations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.
In the “Additional Information Regarding Investment Strategies—Carillon Reams Unconstrained Bond Fund” section on page 70 of the Prospectus, the second sentence of the second paragraph is deleted and replaced with the following:
The fund may also invest in the following types of bonds: short-term fixed income securities; fixed-income securities with call features; U.S. Government securities; corporate debt securities, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities (including to‑be‑announced securities); collateralized loan obligations; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements; obligations of foreign governments or their subdivisions, agencies and instrumentalities; and obligations of international agencies or supranational entities.
In the “Additional Information About Principal Risk Factors” section of the Prospectus, a row titled “Collateralized loan obligations” is added to the table on page 74 immediately after the row titled “Callable securities” and an “X” is placed under the column for the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund with respect to “Collateralized loan obligations” risk. Additionally, on page 75, the following is added immediately after the paragraph titled “Callable securities.”
Collateralized loan obligations | The risks of an investment in a collateralized loan obligation (“CLO”) depend largely on the type of the collateral securities and the class of the CLOs in which a fund invests. A fund’s investments in CLOs and other similarly structured investments may expose a fund to heightened credit risk, interest rate risk, liquidity risk, market risk, and prepayment and extension risk. In addition to these risks, CLOs may carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that a fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) the possibility that CLO’s manager may perform poorly. CLOs may charge management and other administrative fees, which are in addition to those of the fund. CLOs can be difficult to value and may be highly leveraged, which could make them highly volatile. The use of CLOs may result in losses to the fund.
CLOs normally are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CLOs may be characterized as illiquid securities and may have limited independent pricing transparency. A fund’s interest in CLO securities may be less liquid than the underlying loans held by the CLO itself; thus, it may be more difficult for the fund to dispose of CLO securities than it would be for a fund to dispose of loans if it held such loans directly. However, an active dealer market may exist for CLOs, allowing them to qualify for the Rule 144A “safe harbor” from the registration requirements of the Securities Act for transactions in such securities with qualified institutional buyers.
The cash flows from a CLO are split into two or more portions, called tranches, each with a different yield and risk/return profile. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CLO typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

CARILLON SERIES TRUST

Carillon Reams Core Bond Fund

Carillon Reams Core Plus Bond Fund

Carillon Reams Unconstrained Bond Fund

SUPPLEMENT DATED AUGUST 24, 2023

TO THE STATEMENT OF ADDITIONAL

INFORMATION DATED MARCH 1, 2023

Effective immediately, the following changes are made to the Statement of Additional Information (“SAI”) of the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund:

In the “II. Investment Information – A. Investment Policies Strategies and Risks” section of the SAI, a row titled “Collateralized Loan Obligations” is added to the table on pages 4-5 immediately after the row titled “To-Be-Announced Securities” and an “X” is placed under the column for the Carillon Reams Core Bond Fund, the Carillon Reams Core Plus Bond Fund, and the Carillon Reams Unconstrained Bond Fund with respect to “Collateralized Loan Obligations” risk. Additionally, on page 17 of the SAI, the following is added immediately after the paragraph titled “To-Be-Announced Securities.”

Collateralized Loan Obligations:

A fund may invest in collateralized loan obligations (“CLOs”), which are a type of securitized debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management fees and administrative expenses.

For CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, senior tranches from a CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the instrument in which a fund invests. Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Prospectus (e.g., prepayment and extension risk, credit risk, liquidity risk, market risk, and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate for the CLO to make interest or other payments; (ii) the risk that the quality of the collateral may decline in value or default; (iii) the risk that a fund may invest in classes of CLOs that are subordinate to other classes; (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; (v) the possibility that the investment return achieved by the CLO could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the possibility that the CLO’s manager may perform poorly.

Interest on certain tranches of a CLO may be paid in-kind (meaning that unpaid interest is effectively added to principal), which involves continued exposure to default risk with respect to such payments. Certain CLOs may receive a credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, but such enhancement may not always be present and may fail to protect a fund against the risk of loss due to defaults on the collateral. Certain CLOs may not hold loans directly, but rather, use derivatives such as swaps to create “synthetic” exposure to the collateral pool of loans. Such CLOs entail the risks of derivative instruments described elsewhere in this SAI.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE